Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.90%
California–95.62%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$455	$458,689
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,006
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	35	35,033
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	260	262,947
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	20	20,044
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	40	40,042
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(b)	5.25%	07/01/2040	2,250	2,516,709
Series 2024 B, RB(b)	5.25%	07/01/2042	3,000	3,326,882
Series 2024 B, RB(b)	5.25%	07/01/2044	4,250	4,675,974
California (State of);
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	15	15,100
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	45	45,509
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,113
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	5	5,044
Series 1997, GO Bonds	5.13%	10/01/2027	15	15,033
Series 2000, GO Bonds	5.63%	05/01/2026	20	20,035
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,011
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,011
Series 2015 C, Ref. GO Bonds(c)(d)	5.00%	02/01/2025	815	817,680
Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,351,194
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(d)	5.25%	04/01/2030	6,930	7,477,196
Series 2024, RB(d)	5.00%	12/01/2032	2,500	2,712,612
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(d)	5.25%	10/01/2031	5,000	5,385,373
Series 2023 D, RB(d)	5.50%	11/01/2028	7,000	7,489,481
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	295	297,197
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	630,883
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	4,165	4,143,409
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	4,765	4,867,685
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	1,420	1,422,772
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	1,305	1,239,231
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	550	561,416
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	245	245,394
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	739,541
California (State of) Educational Facilities Authority (Santa Clara University); Series 2015, Ref. RB	5.00%	04/01/2039	6,035	6,069,615
California (State of) Educational Facilities Authority (University of the Pacific); Series 2015, Ref. RB	5.00%	11/01/2036	1,850	1,876,031
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(e)	6.00%	06/01/2043	4,690	4,757,868
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(e)	5.00%	06/01/2034	1,000	1,053,085
Series 2024 A, RB(e)	5.00%	06/01/2044	2,300	2,359,180
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(e)	5.00%	06/01/2034	$500	$532,446
Series 2024, RB(e)	5.00%	06/01/2044	750	776,052
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,781,056
California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,280,325
Series 2012 A, RB	5.00%	11/15/2035	12,280	12,294,904
Series 2012 A, RB	5.00%	11/15/2039	4,905	4,910,544
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,527,233
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,754,924
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,008,334
Series 2015 A, Ref. RB	5.00%	02/01/2040	5,200	5,210,118
California (State of) Health Facilities Financing Authority (Northern California Presbyterian Homes & Services, Inc.); Series 2015, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2044	2,300	2,317,630
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	500,974
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,426,456
Series 2014 B, RB	5.00%	10/01/2044	5,000	5,001,143
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,909,138
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,585,263
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	7,831	7,920,764
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,315	5,207,082
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(d)(e)	8.00%	08/15/2025	1,585	1,633,292
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,572,422
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	808,374
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	948,642
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	771,010
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	946,179
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,166,481
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,015,118
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,805,759
Series 2018, RB	5.00%	05/15/2037	2,500	2,626,043
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,264,542
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,132,562
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,340,723
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,013,104
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,095,432
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,509,029
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,604,154
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,057,807
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,541,582
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,236,731
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2037	1,110	1,230,799
Series 2024, Ref. RB	5.00%	11/15/2038	1,550	1,713,605
Series 2024, Ref. RB	5.00%	11/15/2039	1,795	1,971,599
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2033	$8,385	$8,706,249
Series 2018 A, RB(b)	5.00%	12/31/2034	6,500	6,739,233
Series 2018, RB(b)	5.00%	12/31/2035	2,700	2,794,507
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,175
Series 2015, RB	5.00%	11/01/2035	1,100	1,100,313
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,017,066
Series 2017 A, RB	5.25%	11/01/2029	750	765,950
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities); Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,635,859
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	1,045	1,066,511
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(e)	5.00%	06/01/2034	500	518,010
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(b)	4.00%	07/15/2029	12,170	12,138,414
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(b)(e)(f)(g)	7.50%	07/01/2032	4,000	54,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(b)(e)(f)(g)	7.50%	07/01/2032	630	8,505
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2030	5,000	5,003,965
Series 2012, RB(b)(e)	5.00%	11/21/2045	10,000	10,001,289
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.);
Series 2023, RB(b)(e)	5.00%	07/01/2036	1,000	1,093,262
Series 2023, RB(b)(e)	5.00%	07/01/2037	1,000	1,090,959
Series 2023, RB(b)(e)	5.00%	07/01/2038	2,000	2,175,797
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	07/01/2039	1,500	1,561,068
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(b)	5.50%	12/01/2026	1,030	1,050,354
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(b)	4.25%	12/01/2027	3,000	3,063,492
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(e)	4.25%	07/01/2030	1,355	1,295,183
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	12,900	13,541,149
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(e)	3.13%	05/15/2029	1,000	985,867
Series 2021, RB(e)	5.00%	11/15/2036	500	510,283
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,065,990
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(e)	5.00%	07/01/2036	600	602,167
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,026
Series 2004 B, RB	5.13%	06/01/2029	45	45,090
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,006
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,104
California (State of) Public Works Board (Various Capital); Series 2024, Ref. RB	5.00%	09/01/2038	1,500	1,755,139
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB(c)(d)	5.00%	12/30/2024	9,120	9,133,443
California (State of) School Finance Authority; Series 2024 A, RB(e)	5.50%	06/01/2043	2,165	2,223,214
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(e)	5.00%	08/01/2040	1,000	1,029,782
California (State of) School Finance Authority (Classical Academies Oceanside); Series 2017 A, Ref. RB(e)	4.00%	10/01/2027	1,300	1,306,732
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(c)(e)	5.50%	07/01/2027	430	443,383
Series 2017, RB(e)	5.50%	07/01/2027	150	152,333
Series 2017, RB(e)	6.25%	07/01/2037	1,295	1,340,313
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2024, RB(e)	5.00%	07/01/2031	295	325,529
Series 2024, RB(e)	5.00%	07/01/2032	310	340,798
Series 2024, RB(e)	5.00%	07/01/2033	325	356,522
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	1,705	1,742,995
California (State of) School Finance Authority (KIPP LA); Series 2015 A, RB(e)	5.00%	07/01/2035	500	503,471
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(e)	5.00%	06/01/2039	$740	$743,810
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2025	115	114,968
Series 2020 B, RB	4.00%	09/02/2026	115	115,307
Series 2024, RB	5.00%	09/01/2044	400	414,943
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	180,784
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	715	715,804
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2024 A, Ref. RB	5.00%	12/01/2039	3,045	3,513,563
Series 2024 A, Ref. RB	5.25%	12/01/2040	2,000	2,332,651
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2036	5,000	5,056,007
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,001,910
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	1,800	1,848,958
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,550,287
Series 2021 C-1, RB	2.25%	09/02/2026	910	863,526
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,541,527
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,740	1,777,266
Series 2002 B, RB	6.00%	05/01/2043	750	766,063
Series 2002, RB	6.00%	05/01/2043	750	766,063
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(d)	5.00%	09/01/2032	5,000	5,452,853
Series 2024 F, RB(d)	5.00%	11/01/2032	5,000	5,460,639
Series 2024, RB(d)	5.00%	10/01/2032	7,500	8,130,684
California State University;
Series 2015 A, Ref. RB	5.00%	11/01/2043	1,700	1,725,502
Series 2016 A, Ref. RB	5.00%	11/01/2041	4,000	4,095,593
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	205,068
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,250,165
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,300,425
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	913,981
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	963,989
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,521,502
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,010
Cotati-Rohnert Park Unified School District (Election of 2016); Series 2018 C, GO Bonds (INS - AGM)(a)	5.00%	08/01/2042	1,735	1,782,581
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,743,002
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	25	25,064
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	425	426,233
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,800
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,122
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	300,698
Series 2017, RB	5.00%	09/01/2029	175	183,503
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2039	1,000	1,086,530
Series 2024, RB	5.00%	09/01/2044	2,210	2,377,381
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	$675	$707,263
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,045,839
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	522,489
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(c)	5.00%	06/01/2027	1,850	1,962,421
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	7,000	7,006,265
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	226,924
Series 2021, Ref. RB	4.00%	09/01/2028	255	259,434
Series 2021, Ref. RB	4.00%	09/01/2032	335	339,643
Series 2021, Ref. RB	4.00%	09/01/2035	400	403,442
Series 2021, Ref. RB	4.00%	09/01/2036	200	201,145
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,677,861
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	15	15,116
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,056,416
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,633
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,499
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	1,435	1,436,456
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,636,271
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,192,966
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	5,000	5,035,702
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	102,062
Series 2021 A, RB	4.00%	09/01/2033	100	101,792
Series 2021 A, RB	4.00%	09/01/2034	165	167,605
Series 2021 A, RB	4.00%	09/01/2036	180	182,003
Series 2021 A, RB	4.00%	09/01/2039	135	134,995
Series 2021 A, RB	4.00%	09/01/2040	140	139,760
Lake Elsinore (City of), CA (Nichols Ranch); Series 2024, RB	5.00%	09/01/2039	500	541,693
Long Beach (City of), CA;
Series 2015 D, RB	5.00%	05/15/2042	7,500	7,554,289
Series 2015, RB	5.00%	05/15/2027	850	855,774
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	15	15,033
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	117,407
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,058
Los Angeles (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2035	145	145,117
Los Angeles (City of), CA Department of Airports;
Series 2015 C, Ref. RB	5.00%	05/15/2038	4,240	4,275,607
Series 2017, Sub. RB(b)	5.00%	05/15/2041	16,580	16,784,584
Series 2018 B, Ref. RB(b)	5.00%	05/15/2034	1,000	1,046,414
Series 2018 C, RB(b)	5.00%	05/15/2038	1,770	1,826,178
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(b)	5.00%	05/15/2040	13,495	13,547,543
Series 2018 D, Ref. RB(b)	5.00%	05/15/2030	9,000	9,622,300
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,171,759
Subseries 2001 B-8, Ref. VRD RB(h)	2.00%	07/01/2034	1,000	1,000,000
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB(c)(d)	5.00%	12/01/2024	3,810	3,810,000
Los Angeles (Port of), CA;
Series 2014 A, Ref. RB(b)(c)(d)	5.00%	12/24/2024	2,000	2,002,190
Series 2014 A, Ref. RB(b)(c)(d)	5.00%	12/24/2024	1,250	1,251,368
Series 2014 A, Ref. RB(b)(c)(d)	5.00%	12/24/2024	1,745	1,746,910
Series 2014 A, Ref. RB(b)(c)(d)	5.00%	12/24/2024	1,895	1,897,075
Series 2014 A, Ref. RB(b)(c)(d)	5.00%	12/24/2024	2,470	2,472,704
Series 2014 C, RB(c)(d)	5.00%	12/24/2024	1,450	1,451,678
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles Unified School District (Sustainability Bonds); Series 2024 QRR, GO Bonds	5.00%	07/01/2042	$10,000	$11,693,257
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	375	387,158
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	656,952
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,286,764
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	353,441
Series 2018 B, RB	5.00%	09/01/2033	250	259,921
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	321,655
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	511,278
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	572,056
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	482,864
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	613,664
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,012
Mt. San Jacinto Community College District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	5,050,756
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	308,695
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2045	4,000	4,011,932
Northern California Energy Authority; Series 2024, Ref. RB(d)	5.00%	08/01/2030	5,000	5,358,178
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	695	701,567
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	660	660,898
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	721,007
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	781,042
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	251,448
Series 2024, RB	5.00%	09/01/2032	240	264,493
Series 2024, RB	5.00%	09/01/2033	250	276,629
Series 2024, RB	5.00%	09/01/2034	265	293,085
Series 2024, RB	5.00%	09/01/2039	525	571,743
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	1,000	1,014,504
Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,002,332
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	290,043
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	300,947
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	317,010
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	250,945
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	273,167
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	294,415
Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,351
Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,095,237
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,633,556
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,847,263
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,196,268
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,104,160
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,025,917
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	185,241
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	205,267
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,821,879
Series 2013, Ref. RB	5.25%	09/01/2033	200	202,835
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	10	10,059
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,057
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,852
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	$4,050	$4,125,451
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	501,403
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	201,601
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2035	1,000	1,172,148
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2036	1,000	1,167,530
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2037	1,000	1,161,739
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	506,599
Series 2020, RB	4.00%	09/01/2037	500	502,902
Series 2020, RB	4.00%	09/01/2040	350	344,580
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	295,238
Series 2021, RB	4.00%	09/01/2036	305	306,201
Series 2021, RB	4.00%	09/01/2037	320	320,385
Series 2021, RB	4.00%	09/01/2038	330	327,700
Series 2021, RB	4.00%	09/01/2039	345	337,463
Series 2021, RB	4.00%	09/01/2040	190	186,410
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,400
Series 2013, RB	5.00%	09/01/2026	440	440,550
Series 2013, RB	5.00%	09/01/2027	405	405,528
Series 2013, RB	5.00%	09/01/2028	500	500,641
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	341,266
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	744,891
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	238,600
Series 2020, RB	4.00%	09/01/2035	275	278,467
Series 2020, RB	4.00%	09/01/2037	320	321,529
Roseville (City of), CA Natural Gas Financing Authority; Series 2007, RB	5.00%	02/15/2025	100	100,206
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds	4.00%	08/01/2045	10,000	10,040,619
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,782,301
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,901,577
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	850,754
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	715	715,745
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,331
Sacramento (County of), CA;
Series 2016 B, Ref. RB	5.00%	07/01/2041	4,310	4,424,186
Series 2018 C, Ref. RB(b)	5.00%	07/01/2037	6,000	6,237,479
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	594,571
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	10	10,016
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	289,992
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	100,889
Series 2021, Ref. RB	4.00%	09/01/2027	100	101,631
Series 2021, Ref. RB	4.00%	09/01/2028	100	102,091
Series 2021, Ref. RB	4.00%	09/01/2029	100	102,041
Series 2021, Ref. RB	4.00%	09/01/2030	100	101,718
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2025	$190	$190,666
Series 2013, Ref. RB	5.13%	09/02/2026	205	205,902
Series 2013, Ref. RB	5.13%	09/02/2027	215	216,004
Series 2013, Ref. RB	5.25%	09/02/2028	225	226,115
Series 2013, Ref. RB	5.38%	09/02/2029	230	231,206
Series 2013, Ref. RB	5.38%	09/02/2030	240	241,157
Series 2013, Ref. RB	5.50%	09/02/2031	250	251,242
Series 2013, Ref. RB	5.50%	09/02/2032	270	271,310
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	545,658
Series 2013, Ref. RB	5.00%	09/01/2027	610	610,872
Series 2013, Ref. RB	5.00%	09/01/2028	640	640,886
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,885
San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.25%	08/01/2047	6,255	6,631,739
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,271,093
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,016,498
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	40	40,059
San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,109
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	10	10,384
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016 B, RB(b)	5.00%	05/01/2041	10,000	10,120,032
Series 2016, RB(b)	5.00%	05/01/2046	5,000	5,044,895
Series 2018 D, RB(b)	5.00%	05/01/2043	8,000	8,234,633
Series 2019 A, RB(b)	5.00%	05/01/2044	1,000	1,037,562
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(e)	5.00%	09/01/2027	230	242,210
Series 2022 A, RB(e)	5.00%	09/01/2032	400	437,412
Series 2022 B, RB(e)	5.00%	09/01/2032	400	437,412
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	954,483
San Jose (City of), CA;
Series 2017 A, Ref. RB(b)	5.00%	03/01/2035	500	513,363
Series 2017 A, Ref. RB(b)	5.00%	03/01/2036	1,000	1,025,592
Series 2017 A, Ref. RB(b)	5.00%	03/01/2037	1,250	1,280,656
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.10%	01/01/2031	25	25,001
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,765	1,767,277
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	5	5,005
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	1,300	1,303,137
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,240	1,240,513
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2025	925	926,135
Series 2012, Ref. RB	5.00%	11/15/2027	785	786,061
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,589
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,419
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	666,116
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	263,925
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2036	6,000	3,189,875
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,044
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	905	906,625
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,159,736
South San Francisco (City of), CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,405,265
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	500,162
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(d)	5.00%	09/01/2030	10,000	10,723,047
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	$1,170	$1,251,386
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,130,577
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,921,245
Series 2019, Ref. RB	5.00%	06/01/2048	12,205	12,455,155
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	300,420
Series 2013, RB	5.00%	10/01/2026	415	415,353
Series 2013, RB	5.00%	10/01/2027	700	700,861
Series 2013, RB	5.00%	10/01/2028	1,465	1,466,755
Series 2013, RB	5.00%	10/01/2029	1,490	1,491,643
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	220,916
Series 2021, Ref. RB	4.00%	09/01/2028	260	262,879
Series 2021, Ref. RB	4.00%	09/01/2030	300	302,364
Series 2021, Ref. RB	4.00%	09/01/2032	100	99,898
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,054,988
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,737,318
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	10	10,072
Series 2002, RB	6.25%	09/01/2032	25	25,051
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	29,999
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2025	445	446,828
Series 2013, Ref. RB	5.00%	09/01/2026	470	472,171
Series 2013, Ref. RB	5.00%	09/01/2027	490	492,357
Series 2013, Ref. RB	5.00%	09/01/2028	515	517,467
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,207,543
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	10	10,055
Series 2003 A, RB	6.13%	09/01/2034	30	30,174
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,931,238
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,037
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,338,429
				683,916,657
Puerto Rico–2.96%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,115	3,131,550
Series 2002, RB	5.63%	05/15/2043	335	339,018
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB(i)(j)	0.00%	12/31/2024	600	0
Series 2011, RB(i)(j)	0.00%	08/01/2025	1,400	0
Series 2011, RB(i)(j)	0.00%	08/01/2026	3,300	0
Series 2011, RB(i)(j)	0.00%	08/01/2031	1,750	0
PR Custodial Trust; Series 2003 A, GO(i)	0.00%	03/15/2049	144	14,470
PRHTA Custodial Trust;
Series 2022 G, RB(f)	5.00%	12/06/2049	21	5,380
Series 2022 L, RB(f)	5.25%	12/06/2049	301	77,374
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	$215	$148,911
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,422	4,471,754
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	192,878
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	195,709
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	196,428
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	345,946
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	148,556
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	126,540
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	168,756
Subseries 2022, RN(i)	0.00%	11/01/2043	688	425,426
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(e)	5.00%	07/01/2025	4,060	4,083,853
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	470,125
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,011
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	227	216,247
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	193	191,418
Series 2023 A, RB	6.63%	01/01/2028	1,472	1,458,931
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,070,249
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,015
Series 2018 A-1, RB(i)	0.00%	07/01/2046	5	1,694
Series 2018 A-1, RB(i)	0.00%	07/01/2051	5	1,242
Series 2018 A-1, RB	4.75%	07/01/2053	4	4,004
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,023
Series 2019 A-2, RB	4.54%	07/01/2053	46	45,390
Series 2019 A-2, RB	4.78%	07/01/2058	620	621,272
				21,187,170
Guam–0.15%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,095,917
Northern Mariana Islands–0.13%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	1,010	937,532
Virgin Islands–0.04%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2025	170	171,855
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	126,385
				298,240
Total Municipal Obligations (Cost $709,124,110)				707,435,516
U.S. Dollar Denominated Bonds & Notes–0.12%
California–0.10%
CalPlant I LLC; Exit Facility(e)	15.00%	07/01/2025	725	739,768
Puerto Rico–0.02%
AES Puerto Rico, Inc.(j)	12.50%	03/04/2026	107	104,234
Total U.S. Dollar Denominated Bonds & Notes (Cost $830,481)				844,002
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)			32,378	0
TOTAL INVESTMENTS IN SECURITIES(k)–99.02% (Cost $709,954,591)				708,279,518
OTHER ASSETS LESS LIABILITIES–0.98%				7,012,077
NET ASSETS–100.00%				$715,291,595
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
UCR	– University of California Riverside
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $74,911,451, which represented 10.47% of the Fund’s Net Assets.

(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $145,259, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at November 30, 2024 was $62,505, which represented less than 1% of the Fund’s Net Assets.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(i)	Zero coupon bond issued at a discount.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$707,435,516	$0	$707,435,516
U.S. Dollar Denominated Bonds & Notes	—	739,768	104,234	844,002
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	708,175,284	104,234	708,279,518
Other Investments - Assets
Investments Matured	—	13,500	1,767,500	1,781,000
Total Investments	$—	$708,188,784	$1,871,734	$710,060,518
Invesco Limited Term California Municipal Fund